Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Gross written premiums	¥ 612,265	¥ 567,086	¥ 535,826
Less: premiums ceded to reinsurers	(6,053)	(5,238)	(4,503)
Net written premiums	606,212	561,848	531,323
Net change in unearned premium reserves	(1,546)	(1,570)	700
Net premiums earned	604,666	560,278	532,023
Investment income	154,497	139,919	125,167
Net realised gains on financial assets	14,583	1,831	(19,591)
Net fair value gains through profit or loss	21,900	19,251	(18,278)
Other income	9,315	8,195	8,098
Total revenues	804,961	729,474	627,419
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(113,609)	(127,877)	(248,736)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(52,395)	(50,783)	(40,552)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(414,797)	(330,807)	(189,931)
Investment contract benefits	(9,846)	(9,157)	(9,332)
Policyholder dividends resulting from participation in profits	(28,279)	(22,375)	(19,646)
Underwriting and policy acquisition costs	(84,342)	(81,396)	(62,705)
Finance costs	(3,747)	(4,255)	(4,116)
Administrative expenses	(37,687)	(40,275)	(37,486)
Statutory insurance fund contribution	(1,229)	(1,163)	(1,097)
Other expenses	(12,208)	(9,602)	(7,642)
Total benefits, claims and expenses	(758,139)	(677,690)	(621,243)
Net gains on investments of associates and joint ventures	7,666	8,011	7,745
Including: share of profit of associates and joint ventures	8,336	9,159	7,745
Profit before income tax	54,488	59,795	13,921
Income tax	(3,103)	(781)	(1,985)
Net profit	51,385	59,014	11,936
Attributable to:
Equity holders of the Company	50,268	58,287	11,395
Non-controlling interests	¥ 1,117	¥ 727	¥ 541
Basic and diluted earnings per share	¥ 1.77	¥ 2.05	¥ 0.39
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains/(losses) on available-for-sale securities	¥ 52,547	¥ 69,600	¥ (24,591)
Amount transferred to net profit from other comprehensive income	(14,386)	(4,635)	19,549
Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(3,959)	(19,521)	(32)
Share of other comprehensive income of associates and joint ventures under the equity method	672	599	735
Exchange differences on translating foreign operations	(986)	237	598
Income tax relating to components of other comprehensive income	(8,482)	(11,292)	1,716
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	25,406	34,988	(2,025)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Share of other comprehensive income of associates and joint ventures under the equity method	344	(76)
Other comprehensive income for the year, net of tax	25,750	34,912	(2,025)
Total comprehensive income for the year, net of tax	77,135	93,926	9,911
Attributable to:
Equity holders of the Company	75,967	93,134	9,325
Non-controlling interests	¥ 1,168	¥ 792	¥ 586